July 11, 2011

Mr. John Reynolds

Assistant Director

U. S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.Washington, D. C.  20549

Re:

Solido Ventures Inc.

Third Amended Registration Statement on Form 10-12G

Filed July 11, 2011

File No. 000-54403

Dear Mr. Reynolds:

This letter is in response to your comment letter dated July 8, 2011 to Michael Burns, President and CEO of Solido Ventures Inc. (the “Company”) regarding the Company’s Form 10-12G filed June 23, 2011.  The correspondence in response to your comments has been filed electronically on EDGAR, on the date of this letter, along with this letter.  These revisions incorporate the changes made in response to your comments which are itemized below.

Form 10

1.

We noted in Item 7, page 21, that Mr. Burns did not have any interest in or relation to the company until he purchased shares directly from the company on May 10, 2011.

2.

We updated the signature page to reflect today’s date.

Exhibits

3.

We filed the Company’s Amended and Restated Articles of Incorporation with the SEC via EDGAR on May 11, 2011, and there have been no amendments to the articles since that date.  The Amended and Restated Articles filed on that date are the current articles of the Company.

We trust that the Company’s responses and revisions address the comments raised in your letter to the Company dated July 8, 2011.  However, the Company will provide further information and make further revisions at your direction.

Very truly yours,

/s/ Sheila L. Seck

Sheila L. Seck, JD | MBA

sseck@seckassociates.com

Direct 913.515.9296

SLS;sls

cc:

Michael Burns via e-mail

Solido Ventures Inc.